OMB APPROVAL
OMB Number:	3235-0582
Expires:	March 31, 2018
Estimated average burden
hours per response:	7.2

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX/A

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22043

Invesco Dynamic Credit Opportunities Fund

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)

John M. Zerr, Esquire

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Copy to:

Peter Davidson, Esquire

Invesco Advisers, Inc.

11 Greenway Plaza, Suite 1000

Houston, TX 77046

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 2/29

Date of reporting period: 7/01/14 – 06/30/15

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22043
Reporting Period: 07/01/2014 - 06/30/2015
Invesco Dynamic Credit Opportunities Fund

==================== Invesco Dynamic Credit Opportunities Fund  ================

LYONDELLBASELL INDUSTRIES N.V.

Ticker: LYB                  Security ID: N53745100
Meeting Date: MAY 6, 2015    Meeting Type: Annual
Record Date: MAR 16, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1A.   ELECTION OF CLASS II SUPERVISORY DIRECT UnKnown   No Action    Management
      ORTO SERVE UNTIL THE ANNUAL GENERAL MEE
      TINGIN 2018: ROBIN BUCHANAN
1B.   ELECTION OF CLASS II SUPERVISORY DIRECT UnKnown   No Action    Management
      ORTO SERVE UNTIL THE ANNUAL GENERAL MEE
      TINGIN 2018: STEPHEN F. COOPER
1C.   ELECTION OF CLASS II SUPERVISORY DIRECT UnKnown   No Action    Management
      ORTO SERVE UNTIL THE ANNUAL GENERAL MEE
      TINGIN 2018: ISABELLA D. GOREN
1D.   ELECTION OF CLASS II SUPERVISORY DIRECT UnKnown   No Action    Management
      ORTO SERVE UNTIL THE ANNUAL GENERAL MEE
      TINGIN 2018: ROBERT G. GWIN
2A.   ELECTION OF MANAGING DIRECTOR TO SERVE  UnKnown   No Action    Management
      ATHREE-YEAR TERM: KEVIN W. BROWN
2B.   ELECTION OF MANAGING DIRECTOR TO SERVE  UnKnown   No Action    Management
      ATHREE-YEAR TERM: JEFFREY A. KAPLAN
3.    ADOPTION OF ANNUAL ACCOUNTS FOR 2014    UnKnown   No Action    Management
4.    DISCHARGE FROM LIABILITY OF MEMBERS OF  UnKnown   No Action    Management
      THEMANAGEMENT BOARD
5.    DISCHARGE FROM LIABILITY OF MEMBERS OF  UnKnown   No Action    Management
      THESUPERVISORY BOARD
6.    RATIFICATION OF PRICEWATERHOUSECOOPERSL UnKnown   No Action    Management
      LP AS OUR INDEPENDENT REGISTERED PUBLIC
      ACCOUNTING FIRM
7.    APPOINTMENT OF PRICEWATERHOUSECOOPERSAC UnKnown   No Action    Management
      COUNTANTS N.V. AS OUR AUDITOR FOR THEDU
      TCH ANNUAL ACCOUNTS
8.    RATIFICATION AND APPROVAL OF DIVIDENDS  UnKnown   No Action    Management
      INRESPECT OF THE 2014 FISCAL YEAR
9.    ADVISORY (NON-BINDING) VOTE APPROVINGEX UnKnown   No Action    Management
      ECUTIVE COMPENSATION
10.   APPROVAL OF AUTHORITY OF THE SUPERVISOR UnKnown   No Action    Management
      YBOARD TO ISSUE SHARES OR GRANT RIGHTS
      TOACQUIRE SHARES
11.   APPROVAL FOR THE SUPERVISORY BOARD TOLI UnKnown   No Action    Management
      MIT OR EXCLUDE PRE-EMPTIVE RIGHTS FROMA
      NY SHARES OR GRANTS OF RIGHTS TO ACQUIR
      ESHARES THAT IT ISSUES
12.   APPROVAL OF AMENDMENT TO THELYONDELLBAS UnKnown   No Action    Management
      ELL N.V. 2012 GLOBAL EMPLOYEESTOCK PURC
      HASE PLAN
13.   APPROVAL TO REPURCHASE UP TO 10% OFISSU UnKnown   No Action    Management
      ED SHARE CAPITAL

--------------------------------------------------------------------------------

LYONDELLBASELL INDUSTRIES N.V.

Ticker: LYB                  Security ID: N53745100
Meeting Date: MAY 6, 2015    Meeting Type: Annual
Record Date: APR 8, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1A.   ELECTION OF CLASS II SUPERVISORY DIRECT UnKnown   No Action    Management
      ORTO SERVE UNTIL THE ANNUAL GENERAL MEE
      TINGIN 2018: ROBIN BUCHANAN
1B.   ELECTION OF CLASS II SUPERVISORY DIRECT UnKnown   No Action    Management
      ORTO SERVE UNTIL THE ANNUAL GENERAL MEE
      TINGIN 2018: STEPHEN F. COOPER
1C.   ELECTION OF CLASS II SUPERVISORY DIRECT UnKnown   No Action    Management
      ORTO SERVE UNTIL THE ANNUAL GENERAL MEE
      TINGIN 2018: ISABELLA D. GOREN
1D.   ELECTION OF CLASS II SUPERVISORY DIRECT UnKnown   No Action    Management
      ORTO SERVE UNTIL THE ANNUAL GENERAL MEE
      TINGIN 2018: ROBERT G. GWIN
2A.   ELECTION OF MANAGING DIRECTOR TO SERVE  UnKnown   No Action    Management
      ATHREE-YEAR TERM: KEVIN W. BROWN
2B.   ELECTION OF MANAGING DIRECTOR TO SERVE  UnKnown   No Action    Management
      ATHREE-YEAR TERM: JEFFREY A. KAPLAN
3.    ADOPTION OF ANNUAL ACCOUNTS FOR 2014    UnKnown   No Action    Management
4.    DISCHARGE FROM LIABILITY OF MEMBERS OF  UnKnown   No Action    Management
      THEMANAGEMENT BOARD
5.    DISCHARGE FROM LIABILITY OF MEMBERS OF  UnKnown   No Action    Management
      THESUPERVISORY BOARD
6.    RATIFICATION OF PRICEWATERHOUSECOOPERSL UnKnown   No Action    Management
      LP AS OUR INDEPENDENT REGISTERED PUBLIC
      ACCOUNTING FIRM
7.    APPOINTMENT OF PRICEWATERHOUSECOOPERSAC UnKnown   No Action    Management
      COUNTANTS N.V. AS OUR AUDITOR FOR THEDU
      TCH ANNUAL ACCOUNTS
8.    RATIFICATION AND APPROVAL OF DIVIDENDS  UnKnown   No Action    Management
      INRESPECT OF THE 2014 FISCAL YEAR
9.    ADVISORY (NON-BINDING) VOTE APPROVINGEX UnKnown   No Action    Management
      ECUTIVE COMPENSATION
10.   APPROVAL OF AUTHORITY OF THE SUPERVISOR UnKnown   No Action    Management
      YBOARD TO ISSUE SHARES OR GRANT RIGHTS
      TOACQUIRE SHARES
11.   APPROVAL FOR THE SUPERVISORY BOARD TOLI UnKnown   No Action    Management
      MIT OR EXCLUDE PRE-EMPTIVE RIGHTS FROMA
      NY SHARES OR GRANTS OF RIGHTS TO ACQUIR
      ESHARES THAT IT ISSUES
12.   APPROVAL OF AMENDMENT TO THELYONDELLBAS UnKnown   No Action    Management
      ELL N.V. 2012 GLOBAL EMPLOYEESTOCK PURC
      HASE PLAN
13.   APPROVAL TO REPURCHASE UP TO 10% OFISSU UnKnown   No Action    Management
      ED SHARE CAPITAL

--------------------------------------------------------------------------------

NOBINA AB, SOLNA

Ticker:                      Security ID: W5750K101
Meeting Date: NOV 26, 2014   Meeting Type: ExtraOrdinary General Meeting
Record Date: NOV 20, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
7     ELECTION OF A DIRECTOR: RAGNAR NORBACK  For       For          Management
8     RESOLUTION ON A CASH-RELATED INCENTIVEP For       For          Management
      ROGRAMME FOR NON-EXECUTIVE DIRECTORS

--------------------------------------------------------------------------------

NOBINA AB, SOLNA

Ticker:                      Security ID: W5750K101
Meeting Date: MAY 27, 2015   Meeting Type: Annual General Meeting
Record Date: MAY 21, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
8     RESOLUTION ON ADOPTION OF THE INCOMESTA For       For          Management
      TEMENT AND THE BALANCE SHEET AND THECON
      SOLIDATED INCOME STATEMENT AND THECONSO
      LIDATED BALANCE SHEET
9     RESOLUTION ON APPROPRIATION OF THECOMPA For       For          Management
      NY'S RESULTS IN ACCORDANCE WITH THEADOP
      TED BALANCE SHEET
10    RESOLUTION ON DISCHARGE FROM LIABILITY  For       For          Management
      FORTHE MEMBERS OF THE BOARD OF DIRECTOR
      S ANDTHE MANAGING DIRECTOR
11    DETERMINATION OF THE NUMBER OF MEMBERS  For       For          Management
      OFTHE BOARD OF DIRECTORS AS WELL AS AUD
      ITORS
12    DETERMINATION OF FEES FOR MEMBERS OF TH For       For          Management
      EBOARD OF DIRECTORS AND AUDITORS
13.1  RE-ELECTION OF DIRECTOR : JAN SJOQVIST( For       For          Management
      CHAIRMAN)
13.2  RE-ELECTION OF DIRECTOR : JOHN ALLKINS  For       For          Management
13.3  RE-ELECTION OF DIRECTOR : BIRGITTA KANT For       For          Management
      OLA
13.4  RE-ELECTION OF DIRECTOR : GRAHAM OLDROY For       For          Management
      D
13.5  RE-ELECTION OF DIRECTOR : GUNNAR REITAN For       For          Management
13.6  RE-ELECTION OF DIRECTOR : RAGNAR NORBAC For       For          Management
      K
13.7  RATIFY PRICEWATERHOUSECOOPERS ASAUDITOR For       For          Management
      S
14    THE NOMINATION COMMITTEES PROPOSAL ONPR For       For          Management
      INCIPLES FOR THE NOMINATION COMMITTEE
15    THE BOARD OF DIRECTORS PROPOSAL ONGUIDE For       For          Management
      LINES FOR REMUNERATION TO THE SENIORMAN
      AGEMENT
16    THE BOARD OF DIRECTORS PROPOSAL ONAUTHO For       For          Management
      RISATION FOR THE BOARD OF DIRECTORSTO R
      ESOLVE ON NEW ISSUES OF SHARES
17    THE BOARD OF DIRECTORS PROPOSAL ON ADIR For       For          Management
      ECTED ISSUE OF NEW SHARES
18    THE BOARD OF DIRECTORS PROPOSAL ON AREV For       For          Management
      ERSE SHARE SPLIT AND AMENDMENT OF THEAR
      TICLES OF ASSOCIATION

--------------------------------------------------------------------------------

TRIBUNE MEDIA COMPANY

Ticker: TRBAA                Security ID: 896047503
Meeting Date: JUL 14, 2014   Meeting Type: Annual
Record Date: JUN 9, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   ELECTION OF DIRECTOR: CRAIG A. JACOBSON UnKnown   No Action    Management
1.2   ELECTION OF DIRECTOR: LAURA R. WALKER   UnKnown   No Action    Management
2.    TO APPROVE THE ADOPTION OF THE SECONDAM UnKnown   No Action    Management
      ENDED AND RESTATED CERTIFICATE OFINCORP
      ORATION.
3.    TO RATIFY THE APPOINTMENT OFPRICEWATERH UnKnown   No Action    Management
      OUSECOOPERS LLP ASINDEPENDENT REGISTERE
      D PUBLIC ACCOUNTINGFIRM FOR THE YEAR EN
      DING DECEMBER 28, 2014.

--------------------------------------------------------------------------------

TRIBUNE MEDIA COMPANY

Ticker: TRCO                 Security ID: 896047503
Meeting Date: MAY 20, 2015   Meeting Type: Annual
Record Date: APR 15, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    DIRECTOR                                UnKnown   No Action    Management
1.A   MICHAEL KREGER                          UnKnown   No Action    Management
1.B   PETER LIGUORI                           UnKnown   No Action    Management
2.    ADVISORY VOTE APPROVING EXECUTIVECOMPEN UnKnown   No Action    Management
      SATION.
3.    ADVISORY VOTE ON THE FREQUENCY OF FUTUR UnKnown   No Action    Management
      EADVISORY VOTES APPROVING EXECUTIVECOMP
      ENSATION.
4.    THE RATIFICATION OF THE APPOINTMENT OFP UnKnown   No Action    Management
      RICEWATERHOUSECOOPERS LLP ASINDEPENDENT
       REGISTERED PUBLIC ACCOUNTINGFIRM FOR T
      HE 2015 FISCAL YEAR.

--------------------------------------------------------------------------------

TRIBUNE PUBLISHING COMPANY

Ticker: TPUB                 Security ID: 896082104
Meeting Date: MAY 27, 2015   Meeting Type: Annual
Record Date: MAR 31, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    DIRECTOR                                UnKnown   No Action    Management
1.A   DAVID E. DIBBLE                         UnKnown   No Action    Management
1.B   PHILIP G. FRANKLIN                      UnKnown   No Action    Management
1.C   JOHN H. GRIFFIN, JR.                    UnKnown   No Action    Management
1.D   EDDY W. HARTENSTEIN                     UnKnown   No Action    Management
1.E   RENETTA MCCANN                          UnKnown   No Action    Management
1.F   ELLEN TAUS                              UnKnown   No Action    Management
2.    APPROVE, ON AN ADVISORY BASIS, THECOMPE UnKnown   No Action    Management
      NSATION OF THE COMPANY'S NAMEDEXECUTIVE
       OFFICERS FOR 2014
3.    VOTE, ON AN ADVISORY BASIS, ON THEFREQU UnKnown   No Action    Management
      ENCY OF FUTURE ADVISORY VOTES TOAPPROVE
       THE COMPENSATION OF THECOMPANY'S NAMED
       EXECUTIVE OFFICERS
4.    RATIFY THE APPOINTMENT OFPRICEWATERHOUS UnKnown   No Action    Management
      ECOOPERS LLP AS THECOMPANY'S INDEPENDEN
      T REGISTERED PUBLICACCOUNTING FIRM FOR
      THE FISCAL YEAR ENDINGDECEMBER 27, 2015

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	INVESCO DYNAMIC CREDIT OPPORTUNITIES FUND

By (Signature and Title)*	/s/ Sheri Morris
Sheri Morris Principal Executive Officer

Date	August 12, 2016

*	Please print the name and title of the signing officer below the signature